Capital Management (Tables)	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Net Debt
The following table reconciles net debt to amounts disclosed in the primary financial statements.

	December 31, 2024	December 31, 2023
Credit Facilities	$324,346	$848,749
Unamortized debt issuance costs - Credit Facilities (note 8)	16,861	15,987
Long-term notes	1,932,890	1,562,361
Unamortized debt issuance costs - Long-term notes (note 9)	47,729	35,114
Trade payables	512,473	477,295
Dividends payable	17,598	18,381
Share-based compensation liability	24,732	35,732
Other long-term liabilities	20,887	19,147
Cash	(16,610)	(55,815)
Trade receivables	(387,266)	(339,405)
Prepaids and other assets	(76,468)	(83,259)
Net Debt	$2,417,172	$2,534,287

Adjusted Funds Flow
Adjusted funds flow is reconciled to amounts disclosed in the primary financial statements in the following table.

	Years Ended December 31
	2024	2023
Cash flows from operating activities	$1,908,264	$1,295,731
Change in non-cash working capital	17,922	220,895
Asset retirement obligations settled	28,793	26,416
Transaction costs	1,539	49,045
Cash premiums on derivatives	—	2,263
Adjusted Funds Flow	$1,956,518	$1,594,350